SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds				$ 287,500,000
Fair value to Public Warrants at issuance				(5,606,250)
Redeemable ordinary share issuance costs				(16,098,990)
Remeasurement of carrying value to redemption value	$ 234,853	$ 3,196,998	$ 5,813,213	33,209,323
Redeemable ordinary shares subject to possible redemption, beginning	19,901,169	$ 299,004,083	299,004,083
Redemption			(284,916,127)
Redeemable ordinary shares subject to possible redemption, ending	$ 20,136,022		$ 19,901,169	$ 299,004,083